Notes to the Consolidated Statements of Financial Position - Schedule of Other Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-current other assets
Prepaid expenses	€ 204,233	€ 257,267
Total non-current other assets	204,233	257,267
Current other assets
Prepayments on research & development projects	4,628,878	3,670,167
Prepaid expenses	354,948	272,999
Others	119,576	93,482
Total current other assets	5,103,402	4,036,648
Total other assets	5,307,635	4,293,915
Other assets and other assets from government grants and research allowances
Current other assets from government grants and research allowances	5,081,772
Other assets [member]
Other assets and other assets from government grants and research allowances
Other assets and other assets from government grants and research allowances	€ 5,081,772